Lease	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Lease
Lease
14.	Lease

	Right-of-use assets	Lease liabilities
Balance at January 1, 2021	1,044	1,111
Additions	1,706	1,706
Depreciation	(829)	—
Interest expense	—	50
Payments	—	(990)
Effect of foreign exchange rates	—	(35)
Balance at June 30, 2021	1,921	1,842

Lease liabilities - current		1,274
Lease liabilities - non-current		568

	Right-of-use assets	Lease liabilities
Balance at January 1, 2020	71	70
Additions	1,236	1,236
Depreciation	(91)	—
Interest expense	—	27
Payments	—	(269)
Effect of foreign exchange rates	—	52
Balance at June 30, 2020	1,216	1,116

Lease liabilities - current		378
Lease liabilities - non-current		738

The amounts recognized in the interim condensed consolidated statement of profit or loss and other comprehensive income other than depreciation in relation to leases are presented in the table below:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Expense relating to low-value leases	8	5	5	—
Interest expense on lease liabilities	50	27	26	19
	58	32	31	19

On June 1, 2019 the Group entered into a new lease agreement for office spaces with a new owner. The lease runs for two years, with an option of renewal after that date subject to the adjustment of the lease payments to the market conditions. On May 5, 2021 the new lease agreement was concluded for the same office spaces. The lease agreement was concluded for two years, with an option of renewal after that date subject to the adjustment of the lease payments to the market conditions. As the market conditions at the lease expiration date cannot be reliably estimated as at the reporting date management decided not to account for the lease renewal option while determining the amount of right-of-use assets and lease liabilities.

On March 24, 2020 the Group entered into a new lease agreement over office spaces with a new owner. The lease runs for 5 years, with an option of obtaining a discount while paying in lumpsum for the whole year. As the Group already makes such payments and received the discount for the first year, management decided to account for this option while determining the amount of right-of-use assets and lease liabilities for the first year of the lease.

On February 3, 2021 the Company acquired two Russian game development studios which had several lease agreements for different floors of the office building in Moscow. As these contracts were entered into near the same time with the same counterparty, the contracts are combined as a single contract. The Company determines the commencement date as February 3, 2021, which is considered to be an effective acquisition date.

The Group measures the lease liability at the present value of the remaining lease payments as if the acquired lease were a new lease at the acquisition date. The Group measures the right-of-use asset at the same amount as the lease liability.

Total cash outflow for leases recognized in the interim condensed consolidated statement of cash flows is presented below:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Cash outflow for leases	940	242	390	142
Cash outflow for short-term and low-value leases	—	4	—	—
Total cash outflow for leases	940	246	390	142

All lease obligations are denominated in € and RUB. The rate of 3% per annum was used as the incremental borrowing rate for the offices in Cyprus and 7.5% for the office in Moscow.

17. Lease

	Right-of-use	Lease
	assets	liabilities
Balance at January 1, 2019	—	—
Additions	101	101
Depreciation	(30)	—
Interest expense	—	1
Payments	—	(31)
Effect of foreign exchange rates	—	(1)
Balance at December 31, 2019	71	70
Lease liabilities – current		49
Lease liabilities – non-current		21

	Right-of-use	Lease
	assets	liabilities
Balance at January 1, 2020	71	70
Additions	1,236	1,236
Depreciation	(263)	—
Interest expense	—	26
Payments	—	(367)
Effect of foreign exchange rates	—	146
Balance at December 31, 2020	1,044	1,111
Lease liabilities – current		293
Lease liabilities – non-current		818

The amounts recognized in the consolidated statement of profit or loss and other comprehensive income other than depreciation in relation to leases are presented in the table below:

	2020	2019
Expense relating to short-term leases	9	20
Expense relating to leases of low-value assets	—	8
Interest expense on lease liabilities	26	1
	35	29

At the beginning of 2019 the Group held a lease for the office space that it rented. Previously, this lease was classified as operating lease under IAS 17. In May 2019, the existing lease expired. The Group has elected not to recognize right-of-use asset and lease liability for this lease due to its short-term nature.

17. Lease (continued)

On June 1, 2019 the Group entered into a new lease agreement for the office spaces with a new owner. The lease runs for two years, with an option of renewal after that date subject to the adjustment of the lease payments to the market conditions. As the market conditions at the lease expiration date cannot be reliably estimated as at the reporting date management decided not to account for the lease renewal option while determining the amount of right-of-use assets and lease liabilities.

On March 24, 2020 the Group entered into a new lease agreement over the office spaces with a new owner. The lease runs for 5 years, with an option of obtaining a discount while paying in lumpsum for the whole year. As the Group already makes such payments and received the discount for the first year, management decided to account for this option while determining the amount of right-of-use assets and lease liabilities.

Total cash outflow for leases recognized in the statement of cash flow is presented below:

	2020	2019
Cash outflow for leases excluding exemptions	367	31
Cash outflow for short-term and low-value leases	5	28
Total cash outflow for leases	372	59

All lease obligations are denominated in €. The rate of 3% per annum was used as the incremental borrowing rate.